Marketable securities	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Marketable securities
Note 5:  Marketable securities

As of June 30, 2025, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. Treasury and other U.S. government agencies	$116,586	$126	$(32)	$116,680
Corporate bonds	171,584	414	(24)	171,974
Total	$288,170	$540	$(56)	$288,654

As of December 31, 2024, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
U.S. Treasury and other U.S. government agencies	$117,876	$210	$(81)	$118,006
Corporate bonds	292,601	534	(184)	292,950
Total	$410,477	$744	$(265)	$410,956

The following table summarizes the amortized cost, unrealized holding gains and losses and fair value of marketable securities by contractual maturity as of June 30, 2025:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
Due within one year	$264,617	$322	$(56)	$264,883
Due after one year through two years	23,553	218	-	23,771
Total	$288,170	$540	$(56)	$288,654

From the total of $56 and $265 unrealized losses as of June 30, 2025 and December 31, 2024, $44 and $250 were in continuous unrealized loss for more than 12 months, respectively. The unrealized losses are mainly driven by the higher interest rate environment and the recent interest rate hikes by global central banks during 2024-2025, which was due mainly to elevated inflation rates, therefore negatively impacted the fair value of securities in the Company’s portfolio.

As of June 30, 2025 and December 31, 2024, interest receivable amounted to $2,779 and $3,492, respectively, and is included within other receivables in the balance sheets.